UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00604

Washington Mutual Investors Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: April 30

Date of reporting period: April 30, 2018

Jennifer L. Butler

Washington Mutual Investors Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Washington Mutual Investors FundSM Annual report for the year ended April 30, 2018

We seek to generate
income and find
opportunities to grow
principal through
investment in high-
quality common stocks.

Washington Mutual Investors Fund seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2018 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	7.08%	11.10%	8.16%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.57% for Class A shares as of the prospectus dated July 1, 2018 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of May 31, 2018, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.72%.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a long-term perspective

6	Summary investment portfolio

9	Financial statements

27	Board of trustees and other officers

Fellow investors:

For the 12 months ended April 30, 2018, Washington Mutual Investors Fund reported a total return of 13.77%, which compares to the 13.27% gain of the unmanaged Standard & Poor’s 500 Composite Index (benchmark) and 10.67% for the Lipper Growth & Income Funds Index (peers).

Over the past fiscal year, the fund paid four regular dividends totaling 86 cents per share. The fund also made two capital gains distributions totaling $2.53 per share.

We’re pleased that the fund’s average annual total returns outpaced the Lipper index over all time periods. Additionally, over the fund’s lifetime, its results have exceeded those of the S&P 500.

Market, economy and sectors

The S&P 500 gained more than 13% over the past 12 months, ranging between 2,357 and 2,873. On January 26, it set all-time intraday and at-close records of 2,873.

The Dow Jones Industrial Average, for the first time, broke through the 26,000 ceiling in January of this year. It set all-time closing and intraday highs of 26,617 later that same month.

In April, however, U.S. equity markets were essentially flat, as lingering concerns

Results at a glance

Total returns for periods ended April 30, 2018, with all distributions reinvested.

	Cumulative	Average annual total returns
	total return				Lifetime
	1 year	3 years	5 years	10 years	(since 7/31/52)

Washington Mutual Investors Fund (Class A shares)	13.77%	10.25%	11.97%	8.51%	11.86%
Standard & Poor’s 500 Composite Index*	13.27	10.57	12.96	9.02	10.79
Lipper Growth & Income Funds Index	10.67	7.68	9.72	6.87	— †

*	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	This index was not in existence as of the date the fund’s Class A shares became available; therefore, lifetime results are not shown.

Washington Mutual Investors Fund	1

The New Geography of Investing®

Where a company does business can be more important than where it’s located. Here’s a look at Washington Mutual Investors Fund’s portfolio in terms of where its equity holdings earn their revenue. The charts below show the countries and regions in which the fund’s equity investments are located, and where the revenue comes from.

Equity portion breakdown by domicile (%)

	Region	Fund
■	United States	93%
■	Canada	1
■	Europe	6
	Total	100%

Equity portion breakdown by revenue (%)

	Region	Fund
■	United States	63%
■	Canada	2
■	Europe	11
■	Japan	2
■	Asia-Pacific ex. Japan	2
■	Emerging markets	20
	Total	100%

Source: Capital Group

% of net assets as of 4/30/2018

over U.S. trade policy and rising interest rates counterbalanced better corporate earnings.

Economy. In March, the U.S. Federal Reserve raised rates for the sixth time since the policymaking Federal Open Market Committee (FOMC) began raising rates off near-zero in December 2015. Led by Jerome Powell in his first meeting as chair, the Fed approved a widely expected increase of 25 basis points that puts the new benchmark fed funds rate at a target of 1.5-1.75%.

Perhaps the more interesting aspect of the March 2018 FOMC meeting was the change to the Fed’s forecasts. Relative to the December 2017 meeting, the median path of interest-rate forecasts now incorporates two additional interest rate hikes between early 2018 and 2020, leaving the policy rate at a projected 3.4% by the end of 2020, which is well above the Fed’s 2.9% median estimate of the longer-run rate. FOMC participants are now split on whether they will raise rates three or four times in 2018.

The faster pace of rate hikes likely reflects a brighter near-term outlook for U.S. growth. Over the past few months, several FOMC participants have pointed out that economic headwinds restraining growth in prior years have now turned to tailwinds. Since the December 2017 FOMC forecast update, Congress passed a sweeping reform of the tax code and adopted a two-year government spending deal, which together should raise U.S. real gross domestic product (GDP) growth in 2018

2	Washington Mutual Investors Fund

and 2019. Such expansionary fiscal policies have taken place against the backdrop of diminished U.S. labor market slack, a synchronized recovery in global growth activity, and easier financial conditions, which have resulted in stronger U.S. exports and business investment growth.

Sectors. Over the fund’s fiscal year, the strongest sectors in the S&P 500 were information technology (+24.64%), financials (+18.60%) and consumer discretionary (+16.82%). Retreating sectors were consumer staples (–6.14%) and telecommunication services (–2.58%).

Inside the portfolio

Sector summary. Contributors to Washington Mutual Investors Fund’s relative returns, as compared to the S&P 500, came from industrials, health care and real estate. Top fund sector detractors, on a relative basis, were consumer discretionary, utilities and materials.

Stock summary. As of April 30, 2018, the fund’s 10 largest holdings were Microsoft (5.9%), Home Depot (3.2%), Intel (2.8%), Royal Dutch Shell (2.6%), Boeing (2.5%), Lockheed Martin (2.2%), Verizon (2.0%), JPMorgan Chase (1.9%), Johnson & Johnson (1.9%) and UnitedHealth Group (1.9%).

Companies that helped lift relative fund results included Boeing, Microsoft, Royal Dutch Shell, Intel and CME Group. Companies that detracted from relative returns included Enbridge, Comcast and Newell Brands.

Looking ahead

By investing in high-quality large-cap stocks, the fund aims to reduce the impact of declining markets, while still participating in a meaningful way when markets rise.

We take very seriously the fund’s income objectives. Specifically, even in a changing market, we strive to deliver consistent income and competitive results with less volatility over the long term, as we have done over time as proven by a comparison with the fund’s peers.

We thank you for the trust and confidence you’ve placed in American Funds and Washington Mutual Investors Fund and look forward to reporting to you again in six months.

Cordially,

Alan N. Berro
Vice Chairman and President
Washington Mutual Investors Fund

June 8, 2018

For current information about the fund, visit americanfunds.com.

Washington Mutual Investors Fund	3

The value of a long-term perspective

How a $10,000 investment has grown

The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 8.50% prior to July 1, 1988.
[3]	Assumes a $10,000 investment made in the fund on April 30, 1968.
[4]	Total value includes reinvested dividends of $473,627 and reinvested capital gain distributions of $674,427.
[5]	Source: S&P Dow Jones Indices LLC. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[6]	Capital value includes reinvested capital gain distributions of $161,405 but does not reflect income dividends of $118,670 taken in cash.
[7]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Average annual total returns based on a $1,000 investment
(for periods ended April 30, 2018)*

	1 year	5 years	10 years
Class A shares	7.22%	10.65%	7.87%

**Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.*

$2,000,000
1,000,000
400,000
200,000
100,000
40,000
20,000
10,000
8,000

Year ended April 30	1969[3]	1970	1971	1972	1973	1974	1975	1976	1977	1978	1979	1980	1981	1982	1983	1984	1985	1986	1987
CAPITAL VALUE (dollars in thousands)																			
Dividends in cash	$ .3	.4	.4	.4	.4	.5	.5	.5	.6	.6	.6	.7	.8	.9	1.0	1.1	1.2	1.4	1.5
Value at year-end	$10.8	8.7	10.8	10.6	9.6	8.9	9.4	11.8	12.2	11.9	12.8	12.3	16.2	15.7	22.8	22.4	25.9	34.1	40.6
TOTAL VALUE (dollars in thousands)																			
Dividends reinvested	$ .3	.4	.4	.4	.5	.5	.6	.7	.8	.9	1.0	1.2	1.9	1.7	2.0	2.3	2.7	3.2	3.7
Value at year-end	$11.1	9.3	12.1	12.4	11.6	11.4	12.8	16.9	18.2	18.7	21.2	21.5	29.9	30.6	47.0	48.5	58.7	80.9	100.2
WMIF total return	11.0%	(16.3)	30.4	2.3	(6.3)	(1.7)	11.8	32.2	8.0	2.8	13.0	1.7	38.9	2.3	53.7	3.1	21.1	37.9	23.8

4	Washington Mutual Investors Fund

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.¹ Thus, the net amount invested was $9,425.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Washington Mutual Investors Fund	5

Summary investment portfolio April 30, 2018

Industry sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Microsoft	5.86%
Home Depot	3.17
Intel	2.83
Royal Dutch Shell	2.61
Boeing	2.52
Lockheed Martin	2.17
Verizon Communications	2.03
JPMorgan Chase	1.93
Johnson & Johnson	1.89
UnitedHealth Group	1.89

Common stocks 95.52%	Shares	Value (000)
Energy 10.18%
Chevron Corp.	11,995,094	$1,500,706
ConocoPhillips	8,725,300	571,507
Enbridge Inc.	43,952,608	1,330,445
Halliburton Co.	10,470,100	554,811
Pioneer Natural Resources Co.	4,016,900	809,606
Royal Dutch Shell PLC, Class A (ADR)	773,073	54,038
Royal Dutch Shell PLC, Class B (ADR)	35,910,301	2,600,624
Schlumberger Ltd.	23,155,900	1,587,569
Other securities		1,330,524
		10,339,830

Materials 3.97%
DowDuPont Inc.	24,641,372	1,558,320
Praxair, Inc.	6,472,100	987,125
Other securities		1,486,423
		4,031,868

Industrials 11.30%
Boeing Co.	7,665,400	2,556,871
Caterpillar Inc.	7,123,707	1,028,378
Johnson Controls International PLC	20,228,000	685,122
Lockheed Martin Corp.	6,856,800	2,199,936
Northrop Grumman Corp.	4,644,127	1,495,595
Other securities		3,510,161
		11,476,063

Consumer discretionary 8.94%
Comcast Corp., Class A	58,427,578	1,834,042
Home Depot, Inc.	17,430,600	3,221,175
Starbucks Corp.	14,753,700	849,371
VF Corp.	7,813,000	631,837
Other securities		2,543,360
		9,079,785

Consumer staples 6.39%
Coca-Cola Co.	39,140,000	1,691,239
Costco Wholesale Corp.	2,819,400	555,873
CVS Health Corp.	8,000,000	558,640
Hormel Foods Corp.	15,485,400	561,346
Nestlé SA (ADR)	16,152,100	1,249,527
Other securities		1,871,819
		6,488,444

Health care 11.75%
AbbVie Inc.	11,103,950	1,072,086
Aetna Inc.	7,091,000	1,269,643
Humana Inc.	6,070,000	1,785,673
Johnson & Johnson	15,217,100	1,924,811

6	Washington Mutual Investors Fund

		Value
	Shares	(000)
Merck & Co., Inc.	31,584,700	$1,859,391
UnitedHealth Group Inc.	8,140,300	1,924,367
Other securities		2,102,670
		11,938,641

Financials 15.55%
BlackRock, Inc.	2,005,000	1,045,608
Capital One Financial Corp.	10,208,000	925,049
Chubb Ltd.	8,990,730	1,219,772
CME Group Inc., Class A	11,562,636	1,823,196
JPMorgan Chase & Co.	17,987,000	1,956,626
M&T Bank Corp.	3,600,000	656,172
Marsh & McLennan Companies, Inc.	21,423,199	1,745,991
PNC Financial Services Group, Inc.	10,057,100	1,464,414
Wells Fargo & Co.	34,187,200	1,776,367
Other securities		3,181,014
		15,794,209

Information technology 16.98%
Alphabet Inc., Class A1	810,200	825,253
Alphabet Inc., Class C1	410,850	417,970
Amphenol Corp., Class A	8,586,800	718,801
Broadcom Inc.	7,071,400	1,622,321
Intel Corp.	55,728,100	2,876,684
Intuit Inc.	3,500,000	646,765
Microsoft Corp.	63,662,500	5,953,717
Visa Inc., Class A	5,706,600	724,053
Other securities		3,467,019
		17,252,583

Telecommunication services 2.43%
Verizon Communications Inc.	41,846,500	2,065,125
Other securities		402,210
		2,467,335

Utilities 2.43%
Sempra Energy	5,729,700	640,580
Other securities		1,830,323
		2,470,903

Real estate 1.36%
Public Storage REIT	2,725,000	549,850
Other securities		829,547
		1,379,397

Miscellaneous 4.24%
Other common stocks in initial period of acquisition		4,303,396

Total common stocks (cost: $63,171,191,000)		97,022,454

Short-term securities 4.41%	Principal amount (000)
Coca-Cola Co. 2.05% due 7/2/2018[2]	$35,000	34,881
Federal Home Loan Bank 1.45%–1.84% due 5/1/2018–7/27/2018	2,469,241	2,465,114
U.S. Treasury Bills 1.40%–1.76% due 5/17/2018–8/2/2018	735,100	733,186
Other securities		1,248,871

Total short-term securities (cost: $4,482,047,000)		4,482,052
Total investment securities 99.93% (cost: $67,653,238,000)		101,504,506
Other assets less liabilities 0.07%		74,945

Net assets 100.00%		$101,579,451

Washington Mutual Investors Fund	7

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the year ended April 30, 2018, appear below.

					Net	Net		Value of
					realized	unrealized	Dividend	affiliates at
	Beginning			Ending	gain	appreciation	income	4/30/2018
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Common stocks 0.00%
Health care 0.00%
Humana Inc.[3]	7,506,000	49,000	1,485,000	6,070,000	$230,250	$223,153	$10,645	$—

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $961,609,000, which represented .95% of the net assets of the fund.
[3]	Unaffiliated issuer at 4/30/2018.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

8	Washington Mutual Investors Fund

Financial statements

Statement of assets and liabilities
at April 30, 2018	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $67,653,238)		$101,504,506
Cash		141
Receivables for:
Sales of investments	$307,708
Sales of fund’s shares	126,059
Dividends	151,865	585,632
		102,090,279
Liabilities:
Payables for:
Purchases of investments	368,469
Repurchases of fund’s shares	82,577
Investment advisory services	19,318
Services provided by related parties	23,710
Board members’ deferred compensation	9,969
Other	6,785	510,828
Net assets at April 30, 2018		$101,579,451

Net assets consist of:
Capital paid in on shares of beneficial interest		$63,622,793
Undistributed net investment income		218,615
Undistributed net realized gain		3,886,775
Net unrealized appreciation		33,851,268
Net assets at April 30, 2018		$101,579,451

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (2,245,935 total shares outstanding)

		Shares		Net asset value
	Net assets	outstanding		per share
Class A	$56,052,110	1,238,288		$45.27
Class C	1,606,221	35,963		44.66
Class T	11	—	*	45.27
Class F-1	2,771,157	61,450		45.10
Class F-2	11,873,704	262,487		45.24
Class F-3	2,211,633	48,867		45.26
Class 529-A	2,270,440	50,274		45.16
Class 529-C	298,341	6,649		44.87
Class 529-E	103,432	2,304		44.90
Class 529-T	11	—	*	45.27
Class 529-F-1	145,463	3,228		45.06
Class R-1	91,495	2,044		44.76
Class R-2	713,234	15,991		44.60
Class R-2E	62,042	1,377		45.05
Class R-3	1,965,314	43,796		44.87
Class R-4	2,954,200	65,607		45.03
Class R-5E	12,280	272		45.23
Class R-5	2,077,716	45,915		45.25
Class R-6	16,370,647	361,423		45.29

*	Amount less than one thousand.

See Notes to Financial Statements

Washington Mutual Investors Fund	9

Statement of operations
for the year ended April 30, 2018	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $20,818; also includes $10,645 from affiliates)	$2,414,826
Interest	48,743	$2,463,569
Fees and expenses*:
Investment advisory services	226,410
Distribution services	191,395
Transfer agent services	68,842
Administrative services	26,320
Reports to shareholders	2,324
Registration statement and prospectus	2,075
Board members’ compensation	3,012
Auditing and legal	393
Custodian	1,068
Other	2,061	523,900
Net investment income		1,939,669

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	7,123,469
Affiliated issuers	230,250
Currency transactions	(84)	7,353,635
Net unrealized appreciation on:
Investments:
Unaffiliated issuers	2,830,742
Affiliated issuers	223,153
		3,053,895
Net realized gain and unrealized appreciation		10,407,530
Net increase in net assets resulting from operations		$12,347,199

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets

(dollars in thousands)

	Year ended April 30
	2018	2017
Operations:
Net investment income	$1,939,669	$1,640,651
Net realized gain	7,353,635	3,342,364
Net unrealized appreciation	3,053,895	7,478,527
Net increase in net assets resulting from operations	12,347,199	12,461,542

Dividends and distributions paid to shareholders:
Dividends from net investment income	(1,886,252)	(1,613,391)
Distributions from net realized gain on investments	(5,387,077)	(3,662,644)
Total dividends and distributions paid to shareholders	(7,273,329)	(5,276,035)

Net capital share transactions	6,235,640	4,638,201

Total increase in net assets	11,309,510	11,823,708

Net assets:
Beginning of year	90,269,941	78,446,233
End of year (including undistributed net investment income: $218,615 and $165,094, respectively)	$101,579,451	$90,269,941

See Notes to Financial Statements

10	Washington Mutual Investors Fund

Notes to financial statements

1. Organization

Washington Mutual Investors Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge1)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[2]
Class 529-E	None	None	None
Classes T and 529-T3	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
[1]	18 months for shares purchased on or after August 14, 2017.
[2]	Effective December 1, 2017.
[3]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Washington Mutual Investors Fund	11

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

12	Washington Mutual Investors Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$10,339,830	$—	$—	$10,339,830
Materials	4,031,868	—	—	4,031,868
Industrials	11,476,063	—	—	11,476,063
Consumer discretionary	9,079,785	—	—	9,079,785
Consumer staples	6,488,444	—	—	6,488,444
Health care	11,938,641	—	—	11,938,641
Financials	15,794,209	—	—	15,794,209
Information technology	17,252,583	—	—	17,252,583
Telecommunication services	2,467,335	—	—	2,467,335
Utilities	2,470,903	—	—	2,470,903
Real estate	1,379,397	—	—	1,379,397
Miscellaneous	4,303,396	—	—	4,303,396
Short-term securities	—	4,482,052	—	4,482,052
Total	$97,022,454	$4,482,052	$—	$101,504,506

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline —sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Washington Mutual Investors Fund	13

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended April 30, 2018, the fund reclassified $96,000 from undistributed net investment income to capital paid in on shares of beneficial interest, $200,000 from undistributed net realized gain to undistributed net investment income and $251,916,000 from undistributed net realized gain to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of April 30, 2018, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$228,583
Undistributed long-term capital gains	3,335,125
Gross unrealized appreciation on investments	36,151,285
Gross unrealized depreciation on investments	(1,748,367)
Net unrealized appreciation on investments	34,402,918
Cost of investments	67,101,588

14	Washington Mutual Investors Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Year ended April 30, 2018				Year ended April 30, 2017
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$1,065,003		$3,117,132	$4,182,135	$995,600	$2,260,184	$3,255,784
Class B1	—		—	—	297	1,081	1,378
Class C	18,514		93,071	111,585	18,386	70,570	88,956
Class T2	—	[3]	1	1	—	—	—
Class F-1	52,477		163,560	216,037	55,066	130,757	185,823
Class F-2	214,419		555,047	769,466	161,393	350,403	511,796
Class F-3[4]	36,110		85,641	121,751	204	—	204
Class 529-A	39,801		121,266	161,067	34,117	80,804	114,921
Class 529-B1	—		—	—	43	175	218
Class 529-C	3,691		21,516	25,207	4,900	19,720	24,620
Class 529-E	1,648		5,797	7,445	1,517	4,110	5,627
Class 529-T2	—	[3]	1	1	—	—	—
Class 529-F-1	2,849		7,657	10,506	2,398	5,104	7,502
Class R-1	1,043		5,398	6,441	1,069	4,105	5,174
Class R-2	8,305		42,360	50,665	8,251	31,871	40,122
Class R-2E	652		2,387	3,039	230	708	938
Class R-3	30,213		109,648	139,861	28,661	80,038	108,699
Class R-4	55,172		167,086	222,258	46,079	108,618	154,697
Class R-5E	44		35	79	1	3	4
Class R-5	44,858		119,066	163,924	43,308	88,310	131,618
Class R-6	311,453		770,408	1,081,861	211,871	426,083	637,954
Total	$1,886,252		$5,387,077	$7,273,329	$1,613,391	$3,662,644	$5,276,035

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.342% on the first $3 billion of daily net assets and decreasing to 0.212% on such assets in excess of $116 billion. For the year ended April 30, 2018, the investment advisory services fee was $226,410,000, which was equivalent to an annualized rate of 0.232% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide

Washington Mutual Investors Fund	15

certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2018, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. Administrative services are provided by CRMC to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of 0.05% of average daily net assets for all share classes. Currently Class A shares pay an annual fee of 0.01% of average daily net assets (which could be increased as noted above) and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

16	Washington Mutual Investors Fund

For the year ended April 30, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$134,462	$43,073		$5,598		Not applicable
Class B*	—	—		Not applicable		Not applicable
Class C	16,431	1,257		823		Not applicable
Class T	—	—	†	—	†	Not applicable
Class F-1	7,208	3,582		1,443		Not applicable
Class F-2	Not applicable	9,109		5,163		Not applicable
Class F-3	Not applicable	110		801		Not applicable
Class 529-A	4,806	1,396		1,071		$1,436
Class 529-B*	—	—		—		—
Class 529-C	4,076	297		207		278
Class 529-E	511	39		52		69
Class 529-T	—	—	†	—	†	—	†
Class 529-F-1	—	90		69		92
Class R-1	945	96		47		Not applicable
Class R-2	5,501	2,616		370		Not applicable
Class R-2E	275	91		23		Not applicable
Class R-3	9,800	3,003		982		Not applicable
Class R-4	7,380	2,932		1,477		Not applicable
Class R-5E	Not applicable	4		2		Not applicable
Class R-5	Not applicable	1,101		1,051		Not applicable
Class R-6	Not applicable	46		7,141		Not applicable
Total class-specific expenses	$191,395	$68,842		$26,320		$1,875

*	Class B and 529-B shares were fully liquidated on May 5, 2017.
†	Amount less than one thousand.

Board members’ deferred compensation — Board members who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Board members’ compensation of $3,012,000 in the fund’s statement of operations reflects $1,564,000 in current fees (either paid in cash or deferred) and a net increase of $1,448,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended April 30, 2018.

Washington Mutual Investors Fund	17

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended April 30, 2018

Class A	$2,635,034	58,656		$4,089,903	92,014		$(7,650,252)	(170,927)	$(925,315)	(20,257)
Class B2	—	—		—	—		(1)	— [3]	(1)	— [3]
Class C	211,703	4,772		110,373	2,516		(446,558)	(10,121)	(124,482)	(2,833)
Class T	—	—		—	—		—	—	—	—
Class F-1	446,824	9,986		212,448	4,804		(1,042,657)	(23,502)	(383,385)	(8,712)
Class F-2	4,334,244	96,323		750,683	16,868		(3,163,704)	(71,494)	1,921,223	41,697
Class F-3	2,052,532	46,577		119,350	2,670		(278,050)	(6,174)	1,893,832	43,073
Class 529-A	362,291	7,903		161,007	3,625		(338,485)	(7,563)	184,813	3,965
Class 529-B2	—	—		—	—		(1)	— [3]	(1)	— [3]
Class 529-C	37,410	843		25,200	576		(266,820)	(5,838)	(204,210)	(4,419)
Class 529-E	8,978	200		7,445	169		(18,350)	(412)	(1,927)	(43)
Class 529-T	—	—		1	—	[3]	—	—	1	— [3]
Class 529-F-1	27,118	608		10,505	237		(25,152)	(564)	12,471	281
Class R-1	13,725	309		6,412	146		(26,282)	(591)	(6,145)	(136)
Class R-2	151,637	3,418		50,566	1,154		(264,399)	(5,983)	(62,196)	(1,411)
Class R-2E	33,234	744		3,038	68		(7,067)	(158)	29,205	654
Class R-3	453,792	10,258		139,776	3,171		(625,060)	(14,052)	(31,492)	(623)
Class R-4	885,318	19,970		222,140	5,022		(991,231)	(22,254)	116,227	2,738
Class R-5E	12,495	275		79	2		(676)	(14)	11,898	263
Class R-5	286,782	6,371		163,628	3,686		(621,508)	(13,988)	(171,098)	(3,931)
Class R-6	4,359,830	97,339		1,081,068	24,250		(1,464,676)	(32,628)	3,976,222	88,961
Total net increase (decrease)	$16,312,947	364,552		$7,153,622	160,978		$(17,230,929)	(386,263)	$6,235,640	139,267

Year ended April 30, 2017

Class A	$3,373,188	81,653		$3,177,442	77,057		$(7,766,870)	(188,128)	$(1,216,240)	(29,418)
Class B	607	15		1,366	34		(68,655)	(1,664)	(66,682)	(1,615)
Class C	290,517	7,122		87,729	2,150		(460,643)	(11,267)	(82,397)	(1,995)
Class T4	10	—	[3]	—	—		—	—	10	— [3]
Class F-1	522,739	12,706		182,228	4,434		(859,613)	(20,796)	(154,646)	(3,656)
Class F-2	4,090,455	99,156		498,671	12,093		(1,876,626)	(45,381)	2,712,500	65,868
Class F-3[5]	248,431	5,831		197	4		(1,754)	(41)	246,874	5,794
Class 529-A	181,882	4,413		114,888	2,791		(262,742)	(6,386)	34,028	818
Class 529-B	183	5		218	5		(12,040)	(292)	(11,639)	(282)
Class 529-C	43,067	1,054		24,605	601		(78,618)	(1,922)	(10,946)	(267)
Class 529-E	8,883	217		5,626	138		(14,589)	(357)	(80)	(2)
Class 529-T4	10	—	[3]	—	—		—	—	10	— [3]
Class 529-F-1	24,892	603		7,499	183		(25,868)	(630)	6,523	156
Class R-1	15,844	388		5,163	127		(28,942)	(708)	(7,935)	(193)
Class R-2	165,589	4,053		40,054	983		(248,436)	(6,094)	(42,793)	(1,058)
Class R-2E	22,404	540		938	23		(2,082)	(50)	21,260	513
Class R-3	384,984	9,390		108,620	2,653		(526,958)	(12,845)	(33,354)	(802)
Class R-4	652,934	15,885		154,669	3,768		(641,447)	(15,616)	166,156	4,037
Class R-5E	459	11		4	—	[3]	(74)	(2)	389	9
Class R-5	487,126	11,786		131,537	3,192		(598,176)	(14,639)	20,487	339
Class R-6	3,664,443	89,105		637,388	15,445		(1,245,155)	(30,056)	3,056,676	74,494
Total net increase (decrease)	$14,178,647	343,933		$5,178,842	125,681		$(14,719,288)	(356,874)	$4,638,201	112,740

[1]	Includes exchanges between share classes of the fund.
[2]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[3]	Amount less than one thousand.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

18	Washington Mutual Investors Fund

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $24,087,522,000 and $23,379,125,000, respectively, during the year ended April 30, 2018.

Washington Mutual Investors Fund	19

Financial highlights

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
4/30/2018	$42.89	$.88	$4.89	$5.77	$(.86)	$(2.53)	$(3.39)	$45.27	13.77%		$56,052		.57%		1.97%
4/30/2017	39.38	.80	5.33	6.13	(.79)	(1.83)	(2.62)	42.89	15.91		53,976		.58		1.95
4/30/2016	41.23	.80	(.24)	.56	(.82)	(1.59)	(2.41)	39.38	1.62		50,717		.58		2.02
4/30/2015	40.40	.83	2.89	3.72	(.85)	(2.04)	(2.89)	41.23	9.28		52,547		.58		2.01
4/30/2014	35.08	.79	6.18	6.97	(.86)	(.79)	(1.65)	40.40	20.16		50,626		.60		2.07
Class C:
4/30/2018	42.36	.52	4.81	5.33	(.50)	(2.53)	(3.03)	44.66	12.85		1,606		1.37		1.18
4/30/2017	38.92	.47	5.27	5.74	(.47)	(1.83)	(2.30)	42.36	14.99		1,643		1.38		1.15
4/30/2016	40.77	.48	(.24)	.24	(.50)	(1.59)	(2.09)	38.92	.82		1,588		1.38		1.23
4/30/2015	39.99	.50	2.83	3.33	(.51)	(2.04)	(2.55)	40.77	8.39		1,708		1.38		1.21
4/30/2014	34.74	.48	6.12	6.60	(.56)	(.79)	(1.35)	39.99	19.19		1,771		1.39		1.27
Class T:
4/30/2018	42.89	.97	4.89	5.86	(.95)	(2.53)	(3.48)	45.27	14.01	[3]	—	[4]	.36	[3]	2.17	[3]
4/30/2017[5,6]	42.53	.01	.35	.36	—	—	—	42.89	.85	[3,7]	—	[4]	.02	[3,7]	.03	[3,7]
Class F-1:
4/30/2018	42.74	.84	4.87	5.71	(.82)	(2.53)	(3.35)	45.10	13.66		2,771		.67		1.89
4/30/2017	39.25	.76	5.32	6.08	(.76)	(1.83)	(2.59)	42.74	15.81		2,999		.67		1.86
4/30/2016	41.10	.76	(.23)	.53	(.79)	(1.59)	(2.38)	39.25	1.55		2,897		.66		1.94
4/30/2015	40.28	.81	2.85	3.66	(.80)	(2.04)	(2.84)	41.10	9.18		2,908		.66		1.95
4/30/2014	34.99	.75	6.16	6.91	(.83)	(.79)	(1.62)	40.28	20.05		3,831		.67		1.99
Class F-2:
4/30/2018	42.86	.96	4.89	5.85	(.94)	(2.53)	(3.47)	45.24	14.00		11,874		.38		2.15
4/30/2017	39.36	.87	5.33	6.20	(.87)	(1.83)	(2.70)	42.86	16.10		9,463		.41		2.10
4/30/2016	41.21	.86	(.23)	.63	(.89)	(1.59)	(2.48)	39.36	1.81		6,097		.41		2.19
4/30/2015	40.39	.89	2.90	3.79	(.93)	(2.04)	(2.97)	41.21	9.48		5,352		.40		2.14
4/30/2014	35.08	.86	6.18	7.04	(.94)	(.79)	(1.73)	40.39	20.38		2,077		.41		2.26
Class F-3:
4/30/2018	42.88	.94	4.96	5.90	(.99)	(2.53)	(3.52)	45.26	14.10		2,212		.30		2.10
4/30/2017[5,8]	41.86	.15	1.10	1.25	(.23)	—	(.23)	42.88	2.98	[7]	249		.08	[7]	.35	[7]
Class 529-A:
4/30/2018	42.80	.84	4.88	5.72	(.83)	(2.53)	(3.36)	45.16	13.67		2,270		.65		1.88
4/30/2017	39.30	.77	5.32	6.09	(.76)	(1.83)	(2.59)	42.80	15.82		1,982		.66		1.86
4/30/2016	41.15	.76	(.24)	.52	(.78)	(1.59)	(2.37)	39.30	1.52		1,788		.68		1.93
4/30/2015	40.33	.79	2.88	3.67	(.81)	(2.04)	(2.85)	41.15	9.17		1,839		.68		1.91
4/30/2014	35.03	.75	6.17	6.92	(.83)	(.79)	(1.62)	40.33	20.03		1,731		.69		1.97

20	Washington Mutual Investors Fund

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class 529-C:
4/30/2018	$42.48	$.52	$4.82	$5.34	$(.42)	$(2.53)	$(2.95)	$44.87	12.83%		$298		1.42%		1.17%
4/30/2017	39.03	.45	5.27	5.72	(.44)	(1.83)	(2.27)	42.48	14.91		470		1.43		1.10
4/30/2016	40.88	.45	(.23)	.22	(.48)	(1.59)	(2.07)	39.03	.74		442		1.45		1.15
4/30/2015	40.09	.47	2.85	3.32	(.49)	(2.04)	(2.53)	40.88	8.33		464		1.45		1.14
4/30/2014	34.83	.45	6.14	6.59	(.54)	(.79)	(1.33)	40.09	19.11		447		1.47		1.20
Class 529-E:
4/30/2018	42.57	.73	4.85	5.58	(.72)	(2.53)	(3.25)	44.90	13.40		103		.89		1.65
4/30/2017	39.10	.66	5.30	5.96	(.66)	(1.83)	(2.49)	42.57	15.54		100		.90		1.62
4/30/2016	40.95	.66	(.24)	.42	(.68)	(1.59)	(2.27)	39.10	1.29		92		.92		1.68
4/30/2015	40.15	.69	2.86	3.55	(.71)	(2.04)	(2.75)	40.95	8.90		95		.92		1.66
4/30/2014	34.88	.65	6.14	6.79	(.73)	(.79)	(1.52)	40.15	19.73		91		.94		1.72
Class 529-T:
4/30/2018	42.89	.94	4.90	5.84	(.93)	(2.53)	(3.46)	45.27	13.95	[3]	—	[4]	.42	[3]	2.10	[3]
4/30/2017[5,6]	42.53	.01	.35	.36	—	—	—	42.89	.85	[3,7]	—	[4]	.03	[3,7]	.02	[3,7]
Class 529-F-1:
4/30/2018	42.71	.94	4.87	5.81	(.93)	(2.53)	(3.46)	45.06	13.93		146		.42		2.10
4/30/2017	39.23	.85	5.31	6.16	(.85)	(1.83)	(2.68)	42.71	16.06		126		.44		2.08
4/30/2016	41.08	.84	(.23)	.61	(.87)	(1.59)	(2.46)	39.23	1.76		110		.46		2.15
4/30/2015	40.27	.88	2.87	3.75	(.90)	(2.04)	(2.94)	41.08	9.40		108		.45		2.13
4/30/2014	34.98	.83	6.16	6.99	(.91)	(.79)	(1.70)	40.27	20.29		100		.47		2.19
Class R-1:
4/30/2018	42.45	.51	4.82	5.33	(.49)	(2.53)	(3.02)	44.76	12.82		92		1.39		1.15
4/30/2017	39.00	.46	5.28	5.74	(.46)	(1.83)	(2.29)	42.45	14.98		93		1.39		1.14
4/30/2016	40.85	.47	(.23)	.24	(.50)	(1.59)	(2.09)	39.00	.81		93		1.39		1.22
4/30/2015	40.06	.50	2.85	3.35	(.52)	(2.04)	(2.56)	40.85	8.41		101		1.38		1.21
4/30/2014	34.81	.48	6.12	6.60	(.56)	(.79)	(1.35)	40.06	19.18		100		1.39		1.27
Class R-2:
4/30/2018	42.31	.51	4.81	5.32	(.50)	(2.53)	(3.03)	44.60	12.82		713		1.39		1.15
4/30/2017	38.88	.46	5.26	5.72	(.46)	(1.83)	(2.29)	42.31	14.97		736		1.39		1.13
4/30/2016	40.73	.49	(.23)	.26	(.52)	(1.59)	(2.11)	38.88	.85		718		1.36		1.25
4/30/2015	39.95	.51	2.84	3.35	(.53)	(2.04)	(2.57)	40.73	8.46		803		1.34		1.25
4/30/2014	34.71	.49	6.12	6.61	(.58)	(.79)	(1.37)	39.95	19.26		808		1.35		1.32
Class R-2E:
4/30/2018	42.71	.62	4.89	5.51	(.64)	(2.53)	(3.17)	45.05	13.19		62		1.09		1.39
4/30/2017	39.26	.55	5.33	5.88	(.60)	(1.83)	(2.43)	42.71	15.27		31		1.10		1.35
4/30/2016	41.18	.52	(.07)	.45	(.78)	(1.59)	(2.37)	39.26	1.35		8		1.01		1.40
4/30/2015[5,9]	42.40	.51	1.01	1.52	(.70)	(2.04)	(2.74)	41.18	3.63	[3,7]	—	[4]	.64	[3,10]	1.84	[3,10]

See end of table for footnotes.

Washington Mutual Investors Fund	21

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class R-3:
4/30/2018	$42.54	$.71	$4.84	$5.55	$(.69)	$(2.53)	$(3.22)	$44.87	13.34%		$1,965		.94%		1.59%
4/30/2017	39.08	.65	5.28	5.93	(.64)	(1.83)	(2.47)	42.54	15.49		1,890		.95		1.58
4/30/2016	40.94	.65	(.25)	.40	(.67)	(1.59)	(2.26)	39.08	1.23		1,767		.95		1.66
4/30/2015	40.14	.68	2.86	3.54	(.70)	(2.04)	(2.74)	40.94	8.89		1,937		.94		1.65
4/30/2014	34.87	.65	6.14	6.79	(.73)	(.79)	(1.52)	40.14	19.73		1,857		.95		1.71
Class R-4:
4/30/2018	42.68	.84	4.87	5.71	(.83)	(2.53)	(3.36)	45.03	13.70		2,954		.64		1.89
4/30/2017	39.20	.77	5.31	6.08	(.77)	(1.83)	(2.60)	42.68	15.83		2,683		.64		1.88
4/30/2016	41.06	.77	(.25)	.52	(.79)	(1.59)	(2.38)	39.20	1.54		2,306		.65		1.96
4/30/2015	40.25	.81	2.86	3.67	(.82)	(2.04)	(2.86)	41.06	9.22		2,283		.64		1.95
4/30/2014	34.96	.76	6.16	6.92	(.84)	(.79)	(1.63)	40.25	20.09		2,139		.65		2.02
Class R-5E:
4/30/2018	42.86	.85	4.98	5.83	(.93)	(2.53)	(3.46)	45.23	13.93		12		.43		1.88
4/30/2017	39.36	.75	5.42	6.17	(.84)	(1.83)	(2.67)	42.86	16.04		—	[4]	.48		1.82
4/30/2016[5,11]	41.13	.33	(.03)	.30	(.48)	(1.59)	(2.07)	39.36	.97	[7]	—	[4]	.22	[7]	.87	[7]
Class R-5:
4/30/2018	42.87	.98	4.89	5.87	(.96)	(2.53)	(3.49)	45.25	14.04		2,078		.34		2.20
4/30/2017	39.37	.90	5.32	6.22	(.89)	(1.83)	(2.72)	42.87	16.16		2,137		.35		2.18
4/30/2016	41.22	.89	(.24)	.65	(.91)	(1.59)	(2.50)	39.37	1.87		1,949		.35		2.26
4/30/2015	40.39	.93	2.89	3.82	(.95)	(2.04)	(2.99)	41.22	9.55		1,998		.34		2.24
4/30/2014	35.08	.88	6.17	7.05	(.95)	(.79)	(1.74)	40.39	20.43		1,893		.35		2.32
Class R-6:
4/30/2018	42.91	.99	4.90	5.89	(.98)	(2.53)	(3.51)	45.29	14.09		16,371		.29		2.22
4/30/2017	39.40	.91	5.34	6.25	(.91)	(1.83)	(2.74)	42.91	16.23		11,692		.30		2.21
4/30/2016	41.25	.90	(.23)	.67	(.93)	(1.59)	(2.52)	39.40	1.91		7,800		.30		2.30
4/30/2015	40.42	.95	2.89	3.84	(.97)	(2.04)	(3.01)	41.25	9.59		6,301		.30		2.28
4/30/2014	35.10	.90	6.18	7.08	(.97)	(.79)	(1.76)	40.42	20.51		4,581		.30		2.36

	Year ended April 30
	2018	2017	2016	2015	2014
Portfolio turnover rate for all share classes	25%	21%	30%	24%	19%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[4]	Amount less than $1 million.
[5]	Based on operations for a period that is less than a full year.
[6]	Class T and 529-T shares began investment operations on April 7, 2017.
[7]	Not annualized.
[8]	Class F-3 shares began investment operations on January 27, 2017.
[9]	Class R-2E shares began investment operations on August 29, 2014.
[10]	Annualized.
[11]	Class R-5E shares began investment operations on November 20, 2015.

See Notes to Financial Statements

22	Washington Mutual Investors Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Washington Mutual Investors Fund

Opinions on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of Washington Mutual Investors Fund (the “Fund”) as of April 30, 2018, the related statement of operations for the year ended April 30, 2018, the statement of changes in net assets for each of the two years in the period ended April 30, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California
June 8, 2018

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

Washington Mutual Investors Fund	23

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2017, through April 30, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

24	Washington Mutual Investors Fund

	Beginning account value 11/1/2017	Ending account value 4/30/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,040.85	$2.83	.56%
Class A – assumed 5% return	1,000.00	1,022.02	2.81	.56
Class C – actual return	1,000.00	1,036.56	6.87	1.36
Class C – assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class T – actual return	1,000.00	1,041.71	1.82	.36
Class T – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class F-1 – actual return	1,000.00	1,040.32	3.34	.66
Class F-1 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 – actual return	1,000.00	1,041.70	1.87	.37
Class F-2 – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class F-3 – actual return	1,000.00	1,042.07	1.52	.30
Class F-3 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 529-A – actual return	1,000.00	1,040.22	3.24	.64
Class 529-A – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class 529-C – actual return	1,000.00	1,036.36	7.12	1.41
Class 529-C – assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class 529-E – actual return	1,000.00	1,039.03	4.50	.89
Class 529-E – assumed 5% return	1,000.00	1,020.38	4.46	.89
Class 529-T – actual return	1,000.00	1,041.39	2.08	.41
Class 529-T – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 529-F-1 – actual return	1,000.00	1,041.38	2.13	.42
Class 529-F-1 – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class R-1 – actual return	1,000.00	1,036.33	7.02	1.39
Class R-1 – assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-2 – actual return	1,000.00	1,036.24	7.07	1.40
Class R-2 – assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2E – actual return	1,000.00	1,037.82	5.56	1.10
Class R-2E – assumed 5% return	1,000.00	1,019.34	5.51	1.10
Class R-3 – actual return	1,000.00	1,038.52	4.80	.95
Class R-3 – assumed 5% return	1,000.00	1,020.08	4.76	.95
Class R-4 – actual return	1,000.00	1,040.24	3.24	.64
Class R-4 – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class R-5E – actual return	1,000.00	1,041.47	2.18	.43
Class R-5E – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class R-5 – actual return	1,000.00	1,041.79	1.72	.34
Class R-5 – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class R-6 – actual return	1,000.00	1,042.03	1.47	.29
Class R-6 – assumed 5% return	1,000.00	1,023.36	1.45	.29

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Washington Mutual Investors Fund	25

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended April 30, 2018:

Long-term capital gains	$5,638,994,000
Qualified dividend income	100%
Corporate dividends received deduction	100%
U.S. government income that may be exempt from state taxation	$23,411,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2019, to determine the calendar year amounts to be included on their 2018 tax returns. Shareholders should consult their tax advisors.

26	Washington Mutual Investors Fund

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Charles E. Andrews, 1952	2013	Board member and Advisor, MorganFranklin Consulting (business consulting and technology solutions); consultant and corporate director; former CEO, MorganFranklin Consulting	1	Marriott Vacations Worldwide Corporation; NVR, Inc.
Nariman Farvardin, PhD, 1956	2007	President, Stevens Institute of Technology	78	None
Mary Davis Holt, 1950	2010	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	78	None
R. Clark Hooper, 1946	2003	Private investor	81	None
Donald L. Nickles, 1948	2007	Chairman of the Board and CEO, The Nickles Group (consulting and business venture); former United States Senator (Oklahoma) (1981–2005)	1	Valero Energy Corporation
John Knox Singleton, 1948 Chairman of the Board (Independent and Non-Executive)	2001	Former President and CEO, INOVA Health System	1	Healthcare Realty Trust, Inc.
Margaret Spellings, 1957	2015	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	82	None
Lydia Waters Thomas, PhD, 1944	2010	Corporate director	1	Mueller Water Products, Inc.

Interested trustees5,6

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Alan N. Berro, 1960 Vice Chairman of the Board and President	2012	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company	1	None
Paul F. Roye, 1953 Executive Vice President	2012	Director, Capital Research and Management Company; Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company	11	None

Washington Mutual Investors Fund	27

Trustees emeritus

Cyrus A. Ansary	James C. Miller III, PhD

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 6455 Irvine Center Drive, Irvine, CA 92618, Attention: Secretary.

Other officers6

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Jeffrey T. Lager, 1968 Senior Vice President	2014	Partner — Capital World Investors, Capital Research and Management Company
Eric H. Stern, 1964 Senior Vice President	2014	Partner — Capital International Investors, Capital Research and Management Company;
Partner — Capital International Investors, Capital Guardian Trust Company;[7]
		Partner — Capital International Investors, Capital Bank and Trust Company[7]
Michael W. Stockton, 1967 Senior Vice President	1995	Vice President — Fund Business Management Group, Capital Research and Management Company
Donald H. Rolfe, 1972 Vice President	2013	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company
Diana Wagner, 1973 Vice President	2015	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Jennifer L. Butler, 1966 Secretary	2005	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2016	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2013	Vice President — Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer	2016	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Research and Management Company or its affiliates.
[4]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[6]	All of the trustees and/or officers listed, with the exception of Eric H. Stern and Diana Wagner, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

28	Washington Mutual Investors Fund

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Dechert LLP
1900 K Street, NW
Washington, DC 20006-1110

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2018, portfolio of Washington Mutual Investors Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Washington Mutual Investors Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Washington Mutual Investors Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Charles E. Andrews, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services		WMIF

Registrant:
a) Audit Fees:
Audit	2017	110,000
	2018	137,000

b) Audit-Related Fees:
	2017	None
	2018	None

c) Tax Fees:
	2017	9,000
	2018	9,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2017	None
	2018	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2017	17,000
2018	None
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2017	None
2018	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2017	2,000
2018	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $28,000 for fiscal year 2017 and $9,000 for fiscal year 2018. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Washington Mutual Investors FundSM
Investment portfolio
April 30, 2018
Common stocks 95.52% Energy 10.18%	Shares	Value (000)
Baker Hughes, a GE Co., Class A	11,740,000	$423,931
Cabot Oil & Gas Corp.	13,173,000	314,966
Chevron Corp.	11,995,094	1,500,706
ConocoPhillips	8,725,300	571,507
Enbridge Inc.	43,952,608	1,330,445
EOG Resources, Inc.	3,595,200	424,845
Halliburton Co.	10,470,100	554,811
Noble Energy, Inc.	4,930,000	166,782
Pioneer Natural Resources Co.	4,016,900	809,606
Royal Dutch Shell PLC, Class A (ADR)	773,073	54,038
Royal Dutch Shell PLC, Class B (ADR)	35,910,301	2,600,624
Schlumberger Ltd.	23,155,900	1,587,569
		10,339,830
Materials 3.97%
Air Products and Chemicals, Inc.	1,790,000	290,499
CF Industries Holdings, Inc.	3,086,900	119,772
DowDuPont Inc.	24,641,372	1,558,320
LyondellBasell Industries NV	2,100,000	222,033
Nucor Corp.	5,990,400	369,128
Nutrien Ltd.	977,440	44,503
Praxair, Inc.	6,472,100	987,125
Rio Tinto PLC (ADR)	1,216,800	66,863
WestRock Co.	6,315,500	373,625
		4,031,868
Industrials 11.30%
Boeing Co.	7,665,400	2,556,871
C.H. Robinson Worldwide, Inc.	2,942,449	270,794
Caterpillar Inc.	7,123,707	1,028,378
CSX Corp.	5,322,200	316,085
Deere & Co.	1,525,800	206,487
General Dynamics Corp.	1,128,400	227,158
General Electric Co.	21,180,900	298,015
Honeywell International Inc.	546,100	79,010
IDEX Corp.	235,400	31,464
Ingersoll-Rand PLC	4,000,000	335,560
Johnson Controls International PLC	20,228,000	685,122
Lockheed Martin Corp.	6,856,800	2,199,936
Norfolk Southern Corp.	2,672,600	383,438
Northrop Grumman Corp.	4,644,127	1,495,595
PACCAR Inc.	5,600,000	356,552
Parker-Hannifin Corp.	800,000	131,696
Republic Services, Inc.	1,500,000	97,020
Rockwell Automation	940,000	154,658
Rockwell Collins, Inc.	964,300	127,808
Washington Mutual Investors Fund — Page 1 of 5

Common stocks Industrials (continued)	Shares	Value (000)
Union Pacific Corp.	3,191,000	$426,413
Waste Management, Inc.	836,547	68,003
		11,476,063
Consumer discretionary 8.94%
Booking Holdings Inc.[1]	23,900	52,054
Carnival Corp., units	305,900	19,290
CBS Corp., Class B	8,215,000	404,178
Cinemark Holdings, Inc.	5,700,000	223,269
Comcast Corp., Class A	58,427,578	1,834,042
General Motors Co.	10,750,000	394,955
Home Depot, Inc.	17,430,600	3,221,175
McDonald’s Corp.	1,635,000	273,764
Newell Brands Inc.	15,518,000	428,762
NIKE, Inc., Class B	3,986,000	272,603
Starbucks Corp.	14,753,700	849,371
Twenty-First Century Fox, Inc., Class A	7,019,100	256,618
VF Corp.	7,813,000	631,837
Viacom Inc., Class B	498,500	15,035
Whirlpool Corp.	329,700	51,087
Wynn Resorts, Ltd.	815,000	151,745
		9,079,785
Consumer staples 6.39%
Coca-Cola Co.	39,140,000	1,691,239
Coca-Cola European Partners plc	6,736,000	264,051
Colgate-Palmolive Co.	2,000,000	130,460
Costco Wholesale Corp.	2,819,400	555,873
CVS Health Corp.	8,000,000	558,640
Hormel Foods Corp.	15,485,400	561,346
Kraft Heinz Co.	3,062,900	172,686
Mondelez International, Inc.	5,377,300	212,403
Nestlé SA (ADR)	16,152,100	1,249,527
Procter & Gamble Co.	4,663,296	337,343
Sysco Corp.	6,000,000	375,240
Unilever NV	286,300	16,354
Walgreens Boots Alliance, Inc.	5,467,000	363,282
		6,488,444
Health care 11.75%
AbbVie Inc.	11,103,950	1,072,086
Aetna Inc.	7,091,000	1,269,643
AmerisourceBergen Corp.	177,200	16,051
AstraZeneca PLC (ADR)	5,727,327	203,492
Bristol-Myers Squibb Co.	10,446,100	544,555
Danaher Corp.	670,200	67,234
Eli Lilly and Co.	1,701,800	137,965
Gilead Sciences, Inc.	4,671,300	337,408
Humana Inc.	6,070,000	1,785,673
Johnson & Johnson	15,217,100	1,924,811
Medtronic PLC	1,355,200	108,592
Merck & Co., Inc.	31,584,700	1,859,391
Novo Nordisk A/S, Class B (ADR)	451,400	21,189
Pfizer Inc.	8,162,000	298,811
ResMed Inc.	3,215,000	304,268
Washington Mutual Investors Fund — Page 2 of 5

Common stocks Health care (continued)	Shares	Value (000)
Thermo Fisher Scientific Inc.	300,000	$63,105
UnitedHealth Group Inc.	8,140,300	1,924,367
		11,938,641
Financials 15.55%
Bank of America Corp.	13,013,000	389,349
Bank of New York Mellon Corp.	8,556,900	466,437
BlackRock, Inc.	2,005,000	1,045,608
BNP Paribas SA (ADR)	730,000	28,105
Capital One Financial Corp.	10,208,000	925,049
Charles Schwab Corp.	1,617,900	90,085
Chubb Ltd.	8,990,730	1,219,772
Citigroup Inc.	5,500,000	375,485
CME Group Inc., Class A	11,562,636	1,823,196
Discover Financial Services	5,627,200	400,938
Fifth Third Bancorp	3,500,000	116,095
Goldman Sachs Group, Inc.	1,445,000	344,387
Huntington Bancshares Inc.	21,803,500	325,090
Invesco Ltd.	6,409,300	185,677
JPMorgan Chase & Co.	17,987,000	1,956,626
M&T Bank Corp.	3,600,000	656,172
Marsh & McLennan Companies, Inc.	21,423,199	1,745,991
Moody’s Corp.	533,200	86,485
PNC Financial Services Group, Inc.	10,057,100	1,464,414
S&P Global Inc.	1,977,100	372,881
Wells Fargo & Co.	34,187,200	1,776,367
		15,794,209
Information technology 16.98%
Accenture PLC, Class A	2,690,800	406,849
Alphabet Inc., Class A1	810,200	825,253
Alphabet Inc., Class C1	410,850	417,970
Amphenol Corp., Class A	8,586,800	718,801
Analog Devices, Inc.	5,127,300	447,870
Apple Inc.	2,322,900	383,882
ASML Holding NV (New York registered)	1,936,200	364,877
Broadcom Inc.	7,071,400	1,622,321
HP Inc.	3,340,800	71,794
Intel Corp.	55,728,100	2,876,684
Intuit Inc.	3,500,000	646,765
Jack Henry & Associates, Inc.	2,200,900	262,964
Mastercard Inc., Class A	2,705,200	482,256
Microsoft Corp.	63,662,500	5,953,717
QUALCOMM Inc.	6,972,850	355,685
Symantec Corp.	7,580,000	210,648
Texas Instruments Inc.	4,677,300	474,419
Visa Inc., Class A	5,706,600	724,053
Xilinx, Inc.	89,900	5,775
		17,252,583
Telecommunication services 2.43%
AT&T Inc.	12,300,000	402,210
Verizon Communications Inc.	41,846,500	2,065,125
		2,467,335
Washington Mutual Investors Fund — Page 3 of 5

Common stocks Utilities 2.43%	Shares	Value (000)
CMS Energy Corp.	6,106,968	$288,188
Dominion Energy, Inc.	7,129,000	474,506
DTE Energy Co.	3,857,188	406,548
Duke Energy Corp.	900,000	72,144
Exelon Corp.	1,972,500	78,269
National Grid PLC (ADR)	2,693,566	156,712
PG&E Corp.	5,058,709	233,206
Pinnacle West Capital Corp.	1,500,000	120,750
Sempra Energy	5,729,700	640,580
		2,470,903
Real estate 1.36%
Digital Realty Trust, Inc. REIT	780,800	82,523
Public Storage REIT	2,725,000	549,850
Simon Property Group, Inc. REIT	3,490,000	545,627
Ventas, Inc. REIT	3,916,700	201,397
		1,379,397
Miscellaneous 4.24%
Other common stocks in initial period of acquisition		4,303,396
Total common stocks (cost: $63,171,191,000)		97,022,454
Short-term securities 4.41%	Principal amount (000)
3M Co. 1.81% due 5/3/2018[2]	$22,500	22,497
Apple Inc. 1.64%–1.90% due 5/7/2018–6/12/2018[2]	88,000	87,899
Coca-Cola Co. 2.05% due 7/2/2018[2]	35,000	34,881
CRC Funding, LLC 2.00% due 5/29/2018[2]	50,000	49,923
Eli Lilly and Co. 1.81% due 5/9/2018–5/10/2018[2]	150,000	149,930
Estée Lauder Companies Inc. 1.83% due 5/30/2018[2]	21,600	21,566
ExxonMobil Corp. 1.79%–1.90% due 5/7/2018–6/18/2018	156,350	156,117
Fannie Mae 1.69% due 6/25/2018	21,400	21,345
Federal Home Loan Bank 1.45%–1.84% due 5/1/2018–7/27/2018	2,469,241	2,465,114
Freddie Mac 1.30% due 5/4/2018	144,700	144,681
Hershey Co. 1.85% due 5/22/2018[2]	30,000	29,966
Honeywell International Inc. 1.88% due 5/23/2018[2]	22,000	21,974
IBM Credit LLC 1.90% due 5/9/2018–5/15/2018[2]	38,900	38,876
John Deere Canada ULC 1.97% due 5/24/2018[2]	30,000	29,963
Kimberly-Clark Corp. 1.85% due 5/1/2018[2]	61,200	61,197
PepsiCo Inc. 1.80% due 5/8/2018–5/14/2018[2]	30,600	30,583
Pfizer Inc. 1.85%–2.05% due 5/14/2018–7/2/2018[2]	116,100	115,871
Simon Property Group, L.P. 1.97% due 6/19/2018[2]	70,400	70,206
U.S. Treasury Bills 1.40%–1.76% due 5/17/2018–8/2/2018	735,100	733,186
United Parcel Service Inc. 1.85% due 5/3/2018[2]	100,000	99,986
Walt Disney Co. 2.02%–2.06% due 6/27/2018–7/10/2018[2]	96,650	96,291
Total short-term securities (cost: $4,482,047,000)		4,482,052
Total investment securities 99.93% (cost: $67,653,238,000)		101,504,506
Other assets less liabilities 0.07%		74,945
Net assets 100.00%		$101,579,451
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Washington Mutual Investors Fund — Page 4 of 5

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $961,609,000, which represented .95% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-001-0618O-S60604	Washington Mutual Investors Fund — Page 5 of 5

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Washington Mutual Investors Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of Washington Mutual Investors Fund (the "Fund") as of April 30, 2018, the related statement of operations for the year ended April 30, 2018, the statement of changes in net assets for each of the two years in the period ended April 30, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the investment portfolio (included in Item 6 of this Form N-CSR) as of April 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, CA

June 8, 2018

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASHINGTON MUTUAL INVESTORS FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: June 29, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: June 29, 2018